March 30, 2012

VIA EDGAR AND OVERNIGHT COURIER

Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Attention:	Russell Mancuso
Amanda Ravitz

Re:	Peregrine Semiconductor Corporation
Amendment No. 5 to Registration Statement on Form S-1
File No. 533-170711
Date Filed: November 19, 2010
Amended: August 5, 2011

Dear Mr. Mancuso and Ms. Ravitz:

Peregrine Semiconductor Corporation (the “Company”) has electronically transmitted via EDGAR Amendment No. 5 (“Amendment No. 5”) to its Registration Statement on Form S-1 (“Registration Statement”), together with certain exhibits thereto. Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Company for five years. We have also enclosed with the couriered delivery of this letter (i) three unmarked hard copies of Amendment No. 5, and (ii) three hard copies of Amendment No. 5 which are marked to show changes to Amendment No. 4 to the Registration Statement filed on August 5, 2011.

Amendment No. 5 has been filed to update the Company’s financial information and other information.

Subject to the enactment of the legislation into law, the Company intends to comply with the disclosure requirements as an emerging growth company pursuant to the Jumpstart Our Business Startups Act (the “JOBS Act”). Accordingly, the Company plans to amend the Registration Statement in accordance with the provisions pertaining to an emerging growth company under the JOBS Act when such provisions become effective.

* * * * *

Please do not hesitate to contact me at (858) 436-8010 or my colleague, Jeff Higgins, at (858) 436-8020, if you have any questions or would like additional information regarding this matter.

Very truly yours,

GUNDERSON DETTMER STOUGH VILLENEUVE FRANKLIN & HACHIGIAN, LLP

By:	/S/ GARI CHEEVER
Gari Cheever

cc:	Jay C. Biskupski, Peregrine Semiconductor Corporation

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